Financial instruments by category	12 Months Ended
Jun. 30, 2021
16. Financial instruments by category

16. Financial instruments by category

The following note presents the financial assets and financial liabilities by category and a reconciliation to the corresponding line in the Consolidated Statements of Financial Position, as appropriate. Since the line items “Trade and other receivables” and “Trade and other payables” contain both financial instruments and non-financial assets or liabilities (such as prepayments, trade receivables, trade payables in-kind and tax receivables and payables), the reconciliation is shown in the columns headed “Non-financial assets” and “Non-financial liabilities”. Financial assets and liabilities measured at fair value are assigned based on their different levels in the fair value hierarchy

IFRS 9 defines the fair value of a financial instrument as the amount for which an asset could be exchanged, or a financial liability settled, between knowledgeable, willing parties in an arm’s length transaction. All financial instruments recognized at fair value are allocated to one of the valuation hierarchy levels of IFRS 7. This valuation hierarchy provides for three levels.

In the case of Level 1, valuation is based on quoted prices (unadjusted) in active markets for identical assets and liabilities that the Company can refer to at the date of valuation.

In the case of Level 2, fair value is determined by using valuation methods based on inputs directly or indirectly observable in the market. If the financial instrument concerned has a fixed contract period, the inputs used for valuation must be observable for the whole of this period.

In the case of Level 3, the Group uses valuation techniques not based on inputs observable in the market. This is only permissible insofar as no market data is available. The inputs used reflect the Group’s assumptions regarding the factors which market players would consider in their pricing.

The Group’s Finance Division has a team in place in charge of estimating the valuation of financial assets required to be reported in the Consolidated Financial Statements, including the fair value of Level-3 instruments. The team directly reports to the Chief Financial Officer ("CFO"). The CFO and the valuation team discuss the valuation methods and results upon the acquisition of an asset and, as of the end of each reporting period.

According to the Group’s policy, transfers among the several categories of valuation are recognized when occurred, or when there are changes in the prevailing circumstances requiring the transfer.

Financial assets and financial liabilities as of June 30, 2021 are as follows:

	Financial assets at amortized	Financial assets at fair value through profit or loss			Subtotal financial	Non-financial
	cost	Level 1	Level 2	Level 3	assets	assets	Total
June 30, 2021
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	24,957	-	-	-	24,957	9,480	34,437
Investment in financial assets:
- Public companies’ securities	-	1,113	-	-	1,113	-	1,113
- Bonds	-	820	-	-	820	-	820
- Mutual funds	-	38	-	-	38	-	38
-Others	110	605	-	48	763	-	763
Derivative financial instruments:
- Crops options contracts	-	179	-	-	179	-	179
- Crops futures contracts	-	154	-	-	154	-	154
- Foreign-currency options contracts	-	49	-	-	49	-	49
- Foreign-currency future contracts	-	314	-	-	314	-	314
- Swaps	-	-	12	-	12	-	12
Restricted assets (i)	202	-	-	-	202	-	202
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	6,513	-	-	-	6,513	-	6,513
- Short-term investments	-	21,016	-	-	21,016	-	21,016
Total assets	31,782	24,288	12	48	56,130	9,480	65,610

	Financial liabilities at amortized	Financial liabilities at fair value through profit or loss			Subtotal financial	Non-financial
	cost	Level 1	Level 2	Level 3	liabilities	liabilities	Total
June 30, 2021
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	15,467	-	-	-	15,467	6,368	21,835
Borrowings (Note 22)	118,668	-	-	-	118,668	-	118,668
Derivative financial instruments:
- Crops options contracts	-	164	95	-	259	-	259
- Crops futures contracts	-	717	-	-	717	-	717
- Foreign-currency options contracts	-	32	-	-	32	-	32
- Foreign-currency future contracts	-	12	-	-	12	-	12
- Swaps	-	50	58	-	108	-	108
Total liabilities	134,135	975	153	-	135,263	6,368	141,631

Financial assets and financial liabilities as of June 30, 2020 were as follows

	Financial assets at amortized	Financial assets at fair value through profit or loss			Subtotal financial	Non-financial
	cost	Level 1	Level 2	Level 3	assets	assets	Total
June 30, 2020
Assets as per Statement of Financial Position
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables) (Note 17)	86,754	-	-	-	86,754	25,736	112,490
Investment in financial assets:
- Equity securities in public companies	-	862	345	-	1,207	-	1,207
- Equity securities in private companies	-	-	-	4,371	4,371	-	4,371
- Deposits	1,436	92	-	-	1,528	-	1,528
- Bonds	-	11,750	2,169	-	13,919	-	13,919
- Mutual funds	-	6,691	-	-	6,691	-	6,691
- Others	-	3,323	1,217	348	4,888	-	4,888
Derivative financial instruments:
- Crops futures contracts	-	128	-	-	128	-	128
- Swaps	-	23	-	-	23	-	23
- Crops options contracts	-	24	192	-	216	-	216
- Foreign-currency options contracts	-	-	26	-	26	-	26
- Foreign-currency future contracts	-	-	-	213	213	-	213
- Others	92	-	30	-	122	-	122
Restricted assets (i)	12,234	-	-	-	12,234	-	12,234
Financial assets held for sale
- Clal	-	5,072	-	-	5,072	-	5,072
Cash and cash equivalents (excluding bank overdrafts):
- Cash on hand and at bank	40,601	-	-	-	40,601	-	40,601
- Short-term investments	95,775	15,215	-	-	110,990	-	110,990
Total assets	236,892	43,180	3,979	4,932	288,983	25,736	314,719
	Financial liabilities at amortized	Financial liabilities at fair value through profit or loss			Subtotal financial	Non-financial
	cost	Level 1	Level 2	Level 3	liabilities	liabilities	Total
June 30, 2020
Liabilities as per Statement of Financial Position
Trade and other payables (Note 20)	46,454	-	-	-	46,454	11,837	58,291
Borrowings (Note 22)	629,048	-	-	-	629,048	-	629,048
Derivative financial instruments:
- Crops futures contracts	-	107	-	-	107	-	107
- Forward contracts	-	53	-	-	53	-	53
- Crops options contracts	-	259	75	-	334	-	334
- Foreign-currency options contracts	-	-	143	-	143	-	143
- Swaps	-	-	92	-	92	-	92
- Others	-	-	1,436	30	1,466	-	1,466
Total liabilities	675,502	419	1,746	30	677,697	11,837	689,534

(i)	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value, except for borrowings (Note 22).
(ii)	Corresponds to deposits in guarantee and escrows.

The following are details of the book value of financial instruments recognized, which were offset in the statements of financial position:

	06.30.21			06.30.20
	Gross amounts recognized	Gross amounts offset	Net amount presented	Gross amounts recognized	Gross amounts offset	Net amount presented
Financial assets
Trade and other receivables (excluding the allowance for doubtful accounts and other receivables)	27,904	(2,947)	24,957	90,565	(3,811)	86,754
Financial liabilities
Trade and other payables	18,414	(2,947)	15,467	50,264	(3,810)	46,454

Income, expense, gains and losses on financial instruments can be assigned to the following categories:

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2021
Interest income	656	-	656
Interest earned on operating credits	3,085	-	3,085
Interest expenses	(14,207)	-	(14,207)
Foreign exchange, net	10,484	-	10,484
Dividends income	1	-	1
Fair value gains financial assets at fair value through profit or loss	-	10,088	10,088
Loss from repurchase of Non-convertible Notes	(25)	-	(25)
Loss on financial instruments derived from commodities	-	(4,551)	(4,551)
Loss from derivative financial instruments, net	-	(477)	(477)
Other financial costs	(1,355)	-	(1,355)
Net result (i)	(1,361)	5,060	3,699

	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2020
Interest income	440	-	440
Interest earned on operating credits	1,941	-	1,941
Interest expenses	(14,506)	-	(14,506)
Foreign exchange, net	(15,188)	-	(15,188)
Dividends income	20	-	20
Fair value gains financial assets at fair value through profit or loss	-	1,431	1,431
Gain from repurchase of Non-convertible Notes	138	-	138
Gain on financial instruments derived from commodities	-	659	659
Loss from derivative financial instruments, net	-	(2,091)	(2,091)
Other financial costs	(981)	-	(981)
Net result (i)	(28,136)	(1)	(28,137)
	Financial assets and liabilities at amortized cost	Financial assets and liabilities at fair value through profit or loss	Total
June 30, 2019
Interest income	289	-	289
Interest earned on operating credits	903	-	903
Interest expenses	(10,039)	-	(10,039)
Foreign exchange, net	3,433	-	3,433
Dividends income	20	-	20
Capitalized finance costs	354	-	354
Fair value loss in financial assets at fair value through profit or loss	-	(5,326)	(5,326)
Gain from derivative financial instruments, net	-	782	782
Gain from repurchase of Non-convertible Notes	112	-	112
Gain on financial instruments derived from commodities	-	669	669
Other financial income	3	-	3
Other financial costs	(805)	-	(805)
Net result (i)	(5,730)	(3,875)	(9,605)

The following table presents the changes in Level 3 financial instruments as of June 30, 2021 and 2020:

	Derivative financial instruments - Forwards	Investments in financial assets - Private companies' securities	Investments in financial assets - Others	Investments in financial assets - Warrants	Total
Balance as of June 30, 2019	(104)	3,920	2,202	204	6,222
Additions and acquisitions	-	53	-	-	53
Transfer to level	-	-	-	527	527
Currency translation adjustment	(10)	714	158	368	1,230
Write off	-	-	(1,467)	(916)	(2,383)
Gains and losses recognized in the year (i)	84	(318)	(545)	30	(749)
Balance as of June 30, 2020	(30)	4,369	348	213	4,900
Currency translation adjustment	-	-	(4)	-	(4)
Write off	30	(4,369)	(305)	(213)	(4,857)
Gains and losses recognized in the year (i)	-	-	9	-	9
Balance as of June 30, 2021	-	-	48	-	48

(i)	Included within “Financial results, net” in the Statements of income and Other Comprehensive Income.

During the fiscal year ended June 30, 2021 and 2020, there were no transfers from level 3 to level 1 when they began trading. When there are no quoted prices available in an active market, fair values (especially derivative instruments) are based on recognized valuation methods. The Group uses a range of valuation models for the measurement of Level 2 and Level 3 instruments, details of which may be obtained from the following table.

Description	Pricing model / method	Parameters	Fair value hierarchy	Range
Interest rate swaps	Cash flows - Theoretical price	Interest rate futures contracts and cash flows	Level 2	-
Investments in financial assets - Other private companies’ securities (*)	Cash flow / NAV - Theoretical price

Projected revenue discounted at the discount rate The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investments assessments.

			Level 3	1 - 3.5
Investments in financial assets - Others	Discounted cash flows - Theoretical price

Projected revenue discounted at the discount rate The value is calculated in accordance with shares in the equity funds on the basis of their Financial Statements, based on fair value or investment assessments.

			Level 3	1 - 3.5
Derivative financial instruments Forwards	Theoretical price	Underlying asset price and volatility	Level 2 and 3	-

(*) An increase in the discount rate would decrease the value of investments in private companies, while an increase in projected revenues would increase their value.

As of June 30, 2021, there have been no changes to the economic or business circumstances affecting the fair value of the financial assets and liabilities of the group.